Purchased Credit Impaired Loans ("PCI") - Additional Information (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Recorded investment of PCI loans	$ 642	$ 701